Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

14. TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

Victory Hero is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Wching HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately US$255,470, and 16.5% on any part of assessable profits over HK$2,000,000 (approximately US$255,470). Under Hong Kong tax law, the above-mentioned Hong Kong company is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

For the years ended December 31, 2024 and 2025, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses recorded in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Taxation in the statements of operations represents:

	Years ended December 31,
	2024	2025
	US$	US$
Hong Kong profits tax provision for the year:
Current	—	—
Deferred	(53,200)	965,881
Total income tax expense (credit)	(53,200)	965,881

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Net income (loss) before income tax	(484,744)	—	(6,356,924)
Tax at Hong Kong statutory tax rate of 16.5%	(79,983)	(16.5)%	(1,048,892)	16.5%
Reconciling items:
Tax effect of temporary difference	—	—	—	—
Tax effect of non-taxable income	(3,121)	(0.6)%	(131)	(0.0)%
Tax effect of non-deductible expenses	29,904	6.2%	198,447	(3.1)%
Tax effect of tax losses not recognised	—	—	1,376,558	(21.7)%
Valuation allowance for tax losses	—	—	1,816,457	(28.6)%
Tax concession (Note 1)	—	—	—	—
Tax holiday (Note 2)	—	—	—	—
Income tax expense (credit)	(53,200)	(10.9)%	965,881	(15.2)%

Note 1:	Tax concession represented election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.

Note 2:	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the Cayman Islands which is not subject to profits tax.

Note 3:	There is no other unsettled tax position.

Deferred tax

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax liabilities:
Accelerated depreciation and amortization
Opening balances	244,417	694,414
Addition	446,769	528,499
Exchange realignment	3,228	1,734
Ending balances	694,414	1,224,647

Deferred tax assets:
Net operating loss
Opening balances	—	502,086
Addition	499,969	1,379,074
Exchange realignment	2,117	1,638
Ending balances	502,086	1,882,798
Less: valuation allowance	—	(1,819,641)
Deferred tax assets	502,086	63,157
Deferred tax liabilities, net	192,328	1,161,490